(33) FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Tables
Schedule of financial instruments classification
					December 31, 2017
	Note	Category	Measurement	Level (*)	Carrying amount	Fair value

Asset
Cash and cash equivalent	5	(a)	(2)	Level 1	2,289,302	2,289,302
Cash and cash equivalent	5	(a)	(2)	Level 2	960,340	960,340
Derivatives	33	(a)	(2)	Level 2	595,872	595,872
Derivatives - zero-cost collar	33	(a)	(2)	Level 3	52,058	52,058
Concession financial asset - distribution	10	(b)	(2)	Level 3	6,330,681	6,330,681
					10,228,253	10,228,253

Liability
Borrowings - principal and interest	16	(c)	(1)	Level 2 (***)	6,142,583	5,912,175
Borrowings - principal and interest (**)	16	(a)	(2)	Level 2	4,849,474	4,849,474
Debentures - Principal and interest	17	(c)	(1)	Level 2 (***)	9,176,527	7,581,432
Derivatives	33	(a)	(2)	Level 2	94,806	94,806
					20,263,390	18,437,887
(*) Refers to the hierarchy for determination of fair value
(**) As a result of the initial designation of this financial liability, the consolidated financial statements reported a gain of R$ 21,137 in 2017 (a loss of R$ 274,834 in 2016)
(***) Only for disclosure purposes, in accordance with IFRS 7

Key
Category:		Measurement:
(a) - Measured at fair value through profit or loss		(1) - Measured at amortized cost
(b) - Available for sale		(2) - Measured at fair value
(c) - Other finance liabilities

Schedule of derivative transactions
	Fair values (carrying amounts)
Company / strategy / counterparts	Assets	Liabilities		Fair value, net	Values at cost, net	Gain (loss) on marking to market	Currecy / index	Maturity range	Notional
Derivatives to hedge debts designated at fair value
Exchange rate hedge
CPFL Paulista
Bank of Tokyo-Mitsubishi	34,627	-		34,627	35,864	(1,237)	dollar	March 2019	117,400
Bank of America Merrill Lynch	42,466	-		42,466	42,830	(363)	dollar	September 2018	106,020
Bank of America Merrill Lynch	48,135	-		48,135	48,802	(667)	dollar	March 2019	116,600
J.P.Morgan	24,067	-		24,067	24,401	(334)	dollar	March 2019	58,300
J.P.Morgan	13,808	-		13,808	13,659	149	dollar	January 2019	67,613
Bank of Tokyo-Mitsubishi	14,124	-		14,124	22,015	(7,891)	dollar	February 2020	142,735
Bank of America Merrill Lynch	89,684	-		89,684	89,289	395	dollar	February 2018	405,300
Bank of America Merrill Lynch	-	(5,236)		(5,236)	(1,653)	(3,583)	dollar	October 2018	329,500
Bradesco	-	(5,163)		(5,163)	(4,068)	(1,095)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(4,805)		(4,805)	(4,055)	(750)	dollar	May 2021	59,032
Citibank	-	(4,971)		(4,971)	(4,062)	(910)	dollar	May 2021	59,032
Citibank	-	(4,948)		(4,948)	(4,080)	(868)	dollar	May 2021	59,032
	266,911	(25,124)		241,787	258,941	(17,154)

CPFL Piratininga
Citibank	45,457	-		45,457	47,966	(2,509)	dollar	March 2019	117,250
Bradesco	27,046	-		27,046	27,257	(211)	dollar	April 2018	55,138
J.P.Morgan	27,050	-		27,050	27,259	(209)	dollar	April 2018	55,138
Citibank	30,880	-		30,880	35,979	(5,099)	dollar	January 2020	169,838
BNP Paribas	37,212	-		37,212	36,649	563	euro	January 2018	175,714
Bradesco	-	(5,163)		(5,163)	(4,068)	(1,095)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(4,805)		(4,805)	(4,055)	(750)	dollar	May 2021	59,032
Citibank	-	(4,971)		(4,971)	(4,062)	(910)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(2,339)		(2,339)	(2,035)	(304)	dollar	May 2021	29,516
Citibank	-	(2,474)		(2,474)	(2,040)	(434)	dollar	May 2021	29,516
	167,645	(19,753)		147,891	158,850	(10,959)

RGE
Bank of Tokyo-Mitsubishi	22,785	-		22,785	23,054	(270)	dollar	April 2018	36,270
Bank of Tokyo-Mitsubishi	101,289	-		101,289	102,467	(1,178)	dollar	May 2018	168,346
Bank of Tokyo-Mitsubishi	374	-		374	1,313	(939)	dollar	October 2018	169,260
Bradesco	-	(5,163)		(5,163)	(4,068)	(1,095)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(4,805)		(4,805)	(4,055)	(750)	dollar	May 2021	59,032
Citibank	-	(4,971)		(4,971)	(4,062)	(910)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(4,678)		(4,678)	(4,070)	(609)	dollar	May 2021	59,032
	124,448	(19,619)	#	104,829	110,579	(5,750)

Companhia Jaguari de Energia (CPFL Santa Cruz)
Scotiabank	-	(1,167)		(1,167)	(1,327)	160	dollar	July 2019	65,936

CPFL Paulista Lajeado
Itaú	598	-		598	557	41	dollar	March 2018	35,000

CPFL Brasil
Scotiabank	-	(1,537)		(1,537)	(1,608)	71	dollar	August 2018	45,360
Scotiabank	6,243	-		6,243	10,610	(4,367)	dollar	September 2020	249,989
Scotiabank	3,964	-		3,964	6,674	(2,709)	dollar	October 2020	150,011
	10,208	(1,537)	#	8,671	15,676	(7,005)

CPFL Geração
Scotiabank	-	(2,070)		(2,070)	(2,355)	286	dollar	July 2019	117,036
Votorantim	-	(5,339)		(5,339)	(5,316)	(23)	dollar	June 2019	104,454
Bradesco	-	(103)		(103)	433	(536)	dollar	September 2019	32,636
Citibank	-	(10,985)		(10,985)	(613)	(10,372)	dollar	September 2020	397,320
Scotiabank	-	(9,110)		(9,110)	(9,278)	167	dollar	December 2019	174,525
	-	(27,607)		(27,607)	(17,129)	(10,478)

Subtotal	569,809	(94,806)		475,004	526,148	(51,145)

Derivatives to hedge debts not designated at fair value
Price index hedge
CPFL Geração
Santander	10,263	-		10,263	8,344	1,919	IPCA	April 2019	35,235
J.P.Morgan	10,263	-		10,263	8,344	1,919	IPCA	April 2019	35,235
	20,525	-		20,525	16,688	3,837

Interest rate hedge (1)
CPFL Paulista
J.P.Morgan	1,112	-		1,112	255	857	CDI	February 2021	300,000
Votorantim	380	-		380	87	293	CDI	February 2021	100,000
Santander	401	-		401	92	309	CDI	February 2021	105,000
	1,893	-		1,893	434	1,459

CPFL Piratininga
Votorantim	536	-		536	122	414	CDI	February 2021	135,000
Santander	402	-		402	91	310	CDI	February 2021	100,000
	938	-		938	213	724

RGE
Votorantim	620	-		620	143	477	CDI	February 2021	170,000

CPFL Geração
Votorantim	2,088	-		2,088	403	1,685	CDI	August 2020	460,000

Subtotal	26,063	-		26,063	17,881	8,182

Other derivatives (2)
CPFL Geração
Itaú	18,126	-		18,126	-	18,126	dollar	September 2020	19,975
Votorantim	14,948	-		14,948	-	14,948	dollar	September 2020	19,975
Santander	18,984	-		18,984	-	18,984	dollar	September 2020	25,248
Subtotal	52,058	-		52,058	-	52,058

Total	647,930	(94,806)		553,124	544,029	9,095

Current	444,029	(10,230)
Noncurrent	203,901	(84,576)

For further details on terms and information on debts and debentures, see notes 16 and 17
(1) The interest rate hedge swaps have half-yearly validity, so the notional value reduces according to the amortization of the debt.
(2) Due to the characteristics of this derivative (zero-cost collar), the notional amount is presented in U.S. dollar
(3)The values at cost are the derivative amount without the respective mark to market, while the notional refers to the contracted accrual.

Schedule of derivatives

	December 31, 2016	Interests and monetary restatements	Repayments of principal	December 31, 2017
Derivatives
to hedge debts designated at fair value	602,476	(189,466)	113,138	526,148
to hedge debts not designated at fair value	7,181	(1,175)	11,875	17,881
Others (zero-cost collar)	-	22,372	(22,372)	-
Mark-to-market (*)	76,679	(67,584)	-	9,095
	686,336	(235,853)	102,641	553,124

(*) The effects on profit or loss for the year ended December 31, 2017 related to the fair value adjustments (MTM) of the derivatives are: (i) a loss of R$ 75,649 for debts designated at fair value, (ii) a gain of R$ 13,722 for debts not designated at fair value and (iii) a loss of R$ 5,657 for other derivatives (zero-cost collar).

Schedule of effects of derivative instruments on adjustments for inflation and exchange rate changes
		Gain (Loss)
Company	Hedged risk / transaction	2017	2016	2015
CPFL Energia	Exchange variation	-	(76,202)	71,492
CPFL Energia	Mark to Market	-	2,319	(2,319)
CPFL Paulista	Interest rate variation	304	(1,423)	(2,250)
CPFL Paulista	Exchange variation	(89,612)	(802,479)	843,224
CPFL Paulista	Mark to Market	(25,410)	118,663	(98,738)
CPFL Piratininga	Interest rate variation	175	(661)	(609)
CPFL Piratininga	Exchange variation	(19,799)	(358,412)	300,652
CPFL Piratininga	Mark to Market	(18,999)	48,193	(32,431)
RGE	Interest rate variation	115	(835)	(1,321)
RGE	Exchange variation	(27,237)	(252,321)	291,612
RGE	Mark to Market	(10,679)	48,915	(29,946)
CPFL Geração	Interest rate variation	852	3,161	2,600
CPFL Geração	Exchange variation	(41,793)	(145,933)	122,294
CPFL Geração	Mark to Market	(6,033)	66,425	(7,896)
CPFL Santa Cruz	Exchange variation	(947)	(6,986)	9,899
CPFL Santa Cruz	Mark to Market	120	148	(80)
CPFL Leste Paulista	Exchange variation	(947)	(1,076)	4,596
CPFL Leste Paulista	Mark to Market	120	(80)	(76)
CPFL Sul Paulista	Exchange variation	(947)	(7,577)	12,404
CPFL Sul Paulista	Mark to Market	120	170	(83)
CPFL Jaguari	Exchange variation	(947)	(10,236)	16,616
CPFL Jaguari	Mark to Market	120	273	(63)
CPFL Mococa	Exchange variation	-	-	2,022
CPFL Mococa	Mark to Market	-	-	(33)
Paulista Lajeado	Exchange variation	(2,052)	(11,046)	4,626
Paulista Lajeado	Mark to Market	66	1,649	(1,675)
CPFL Telecom	Exchange variation	-	-	3,204
CPFL Telecom	Mark to Market	-	-	6
CPFL Brasil	Exchange variation	14,567	(13,857)	5,367
CPFL Brasil	Mark to Market	(7,009)	2,383	(2,378)
CPFL Serviços	Exchange variation	-	(3,420)	3,810
CPFL Serviços	Mark to Market	-	254	(87)
		(235,852)	(1,399,988)	1,514,439

Schedule of call and put options for zero-cost collar instruments
	Assets	Liabilities	Net

As of December 31, 2015	8,820	(2,440)	6,380
Measurement at fair value	65,546	2,440	67,986
Net cash received from settlement of flows	(16,651)	-	(16,651)
As of December 31, 2016	57,715	-	57,715
Measurement at fair value	16,715	-	16,715
Net cash received from settlement of flows	(22,372)	-	(22,372)
As of December 31, 2017	52,058	-	52,058

Schedule of financial instrument type
				Decrease (increase)
Instruments	Exposure R$ thousand (a)		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25% (c)	Currency appreciation / depreciation of 50% (c)
Financial liability instruments	(4,641,924)			(209,785)	1,003,142	2,216,070
Derivatives - Plain Vanilla Swap	4,687,768			211,857	(1,013,050)	(2,237,956)
	45,844		drop in the dollar	2,072	(9,908)	(21,886)

Financial liability instruments	(218,814)			(14,978)	43,470	101,918
Derivatives - Plain Vanilla Swap	219,694			15,038	(43,645)	(102,328)
	880		drop in the euro	60	(175)	(410)

Total	46,724			2,132	(10,083)	(22,296)

				Decrease (increase)
Instruments	Exposure US$ thousand		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%(c)	Currency appreciation / depreciation of 50%(c)
Derivatives - Zero-cost collar	65,197	(d)	dollar apprec.	(56,138)	(80,491)	(104,844)

(a) The exchange rates considered as of December 31, 2017 were R$ 3,31 per US$ 1.00 and R$ 3,97 per € 1.00.
(b) As per the exchange curves obtained from information made available by B3 S.A., with the exchange rate being considered at R$ 3,46 and R$ 4,24, and exchange depreciation at 4,52% and 6,85%, for the US$ and €, respectively.
(c) As required by CVM Instruction 475/2008, the percentage increases in the ratios applied refer to the information made available by the B3 S.A..
(d) Owing to the characteristics of this derivative (zero-cost collar), the notional amount is presented in US$.

Schedule of interest rate variation
			Decrease (increase)
Instruments	Exposure R$ thousand (a)	Risk	Scenario I (a)	Raise/drop of index by 25% (b)	Raise/drop of index by 50% (b)
Financial asset instruments	3,770,045		(3,016)	61,169	125,354
Financial liability instruments	(8,988,008)		7,190	(145,830)	(298,851)
Derivatives - Plain Vanilla Swap	(4,501,345)		3,601	(73,034)	(149,670)
	(9,719,308)	CDI apprec.	7,775	(157,695)	(323,167)

Financial liability instruments	(57,291)	IGP-M apprec.	(2,286)	(2,783)	(3,280)

Financial liability instruments	(3,944,876)	TJLP apprec.	9,862	(56,708)	(123,277)

Financial liability instruments	(1,311,432)		(14,557)	(1,869)	10,819
Derivatives - Plain Vanilla Swap	94,949		1,054	135	(783)
Concession financial asset	6,330,681		70,271	9,021	(52,228)
	5,114,198	drop in the IPCA	56,768	7,287	(42,192)

Sector financial asset and liability	517,341		(14,692)	(23,565)	(32,437)
Financial liability instruments	(139,926)		3,974	6,374	8,773
	377,415	drop in the SELIC	(10,718)	(17,191)	(23,664)

Total	(8,229,862)		61,401	(227,090)	(515,580)

* The CDI, IGP-M, TJLP, IPCA and SELIC indexes considered of 6,81%, 3,47%, 6,75%, 3,87% and 6,86%, respectively, were obtained from information available in the market.
** In compliance with CVM Instruction 475/08, the percentage of raise/drop of indexes were applied to Scenario I indexes.

Schedule of liquidity analysis
December 31, 2017	Note	Weighted average interest rates	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	4-5 years	More than 5 years	Total
Trade payables	15		3,524,624	16,307	7,418	-	-	128,438	3,676,787
Borrowings - principal and interest	16	7.95% p.a.	336,255	947,051	2,904,702	5,267,176	1,485,520	2,421,543	13,362,247
Derivatives	33		39	523	14,160	32,258	59,801	-	106,781
Debentures - principal and interest	17	7.83% p.a.	35,930	544,995	1,541,223	5,378,610	1,938,783	1,350,776	10,790,317
Regulatory charges	19		581,600	-	-	-	-	-	581,600
Use of public asset		9.24% p.a.	1,645	3,305	14,979	42,579	46,788	149,061	258,357
Others	22		106,515	56,186	18,212	-	-	62,223	243,136
Consumers and concessionaires			60,298	25,844	6,926	-	-	44,473	137,541
EPE / FNDCT / PROCEL			849	3,226	11,286	-	-	-	15,361
Collections agreement			45,368	27,116	-	-	-	-	72,484
Reversal fund			-	-	-	-	-	17,750	17,750
Total			4,586,608	1,568,367	4,500,694	10,720,623	3,530,892	4,112,041	29,019,225